Annual Fund Operating Expenses - PIMCO Low Duration Credit Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.73%
I-2
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.83%
A
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	1.03%
C
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	1.78%

[1]	“Other Expenses” include interest expense of 0.03%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses are 0.70%, 0.80%, 1.00% and 1.75% for Institutional Class, I-2, Class A and Class C shares, respectively.